Other Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [abstract]
Summary of information about other financial assets and liabilities

	2024 US$m	2023 US$m

Other financial assets
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	186	248
Other financial assets	28	53
Financial instruments at fair value through other comprehensive income
Other financial assets	89	28

Total other financial assets	303	329

Current	185	209
Non-current	118	120

Net carrying amount	303	329

Other financial liabilities
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	169	74
Embedded derivative	349	35

Total other financial liabilities	518	109

Current	139	67
Non-current	379	42

Net carrying amount	518	109

Summary of detailed information about hedging activities

	2024	2023
Brent commodity swaps (cash flow hedges)
Carrying amount (US$m)	137	(14)
Notional amount (MMbbl) 1	31	29
Maturity date	2025	2024
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMbbl)	79	76
HH Natural Gas commodity swaps (cash flow hedges)
Carrying amount (US$m)	8	(44)
Notional amount (TBtu) 1	79	38
Maturity date	2025-2026	2024-2025
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMBtu)	3.6	4.4
TTF LNG commodity swaps (cash flow hedges)
Carrying amount (US$m)	(118)	181
Notional amount (TBtu) 1	69	32
Maturity date	2025-2026	2024-2025
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMBtu)	11.9	18.3
Interest rate swap (cash flow hedges)
Carrying amount (US$m)	35	43
Notional amount (US$m)	600	600
Maturity date	2027	2027
Hedge ratio	1:1	1:1
Weighted average hedged rate	1.7%	1.7%
FX forwards (cash flow hedges)
Carrying amount (US$m)	(45)	8
Notional amount (AUD$m) 2	2,484	1,834
Maturity date	2025	2024-2025
Hedge Ratio	1:1	1:1
Weighted average hedged rate (AUD:USD)	0.67	0.68

1.	The notional amounts relate to unrealised volumes of the hedge item included in the cash flow hedge reserve.
2.	This notional amount represents total since inception of which AUD$985 million is unrealised volumes of the hedge item included in the cash flow hedge reserve.

Summary of Unrealised Gains or Losses Recognised in Other Income/Expenses

Change in assumption 1	US$m
Urea sales price: increase of 10%	125
Urea sales price: decrease of 10%	(125)
Discount rate: increase of 1.5% 2	(163)
Discount rate: decrease of 1.5% 2	201

1. Amounts shown represent the change of the present value of the contract keeping all other variables constant. 2. A change of 1.5% represents 150 basis points.